UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2011

Check here if Amendment [    ]; Amendment Number:
  This Amendment (Check only one.):     [ ]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Tactical Allocation Group, LLC
Address:  139 S. Old Woodward Ave.
          Birmingham, MI  48009

Form 13F File Number:       028-12156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James F. Peters, Jr.
Title:    Chief Executive Officer
Phone:    (248) 283-2520

Signature, Place, and Date of Signing:


/s/ James F. Peters, Jr.            Birmingham, MI              August 8, 2011
-------------------------------------------------------------------------------
James F. Peters, Jr.                 City, State                     Date

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported byother reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
                                         ------------
Form 13F Information Table Entry Total:          20
                                         ------------
Form 13F Information Table Value Total:    $430,657
                                         ------------
                                         (thousands)


List of Other Included Managers:     NONE

                                                        FORM 13F INFORMATION TABLE

                                         Name of Reporting Manager:  Tactical Allocation Group, LLC

                                                           Value   Shares/  Sh/ Put/ Invstmt    Other          Voting Authority
        Name of Issuer         Title of Class     CUSIP   (x1000)  Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
BARCLAYS BK PLC               DJUBS CMDT ETN36 06738C778   6,893   145,948  SH        SOLE                 6,028     0      139,920
ISHARES TR                    JPMORGAN USD     464288281  50,131   458,562  SH        SOLE                21,413     0      437,149
ISHARES TR                    S&P NA NAT RES   464287374  11,930   273,244  SH        SOLE                16,810     0      256,434
ISHARES TR                    HIGH YLD CORP    464288513  26,593   291,234  SH        SOLE                13,614     0      277,620
ISHARES TR                    MSCI EMERG MKT   464287234  44,284   930,349  SH        SOLE                67,706     0      862,643
ISHARES TR                    RUSSELL MCP GR   464287481   1,915    30,977  SH        SOLE                 8,047     0       22,930
ISHARES TR                    RUSSELL 1000GRW  464287614  60,435   992,679  SH        SOLE                64,481     0      928,198
ISHARES TR                       2&P GRWTH ALL 464289867     335    10,291  SH        SOLE                     0     0       10,291
ISHARES TR                    S&P MODERATE     464289875   1,028    33,606  SH        SOLE                     0     0       33,606
ISHARES TR                    US PFD STK IDX   464288687  58,613 1,477,883  SH        SOLE                66,261     0    1,411,622
ISHARES TR                    BARCLYS TIPS BD  464287176  28,390   256,592  SH        SOLE                11,511     0      245,081
ISHARES TR                    S&P NATL AMTFREE 464288414     583     5,633  SH        SOLE                     0     0        5,633
MARKET VECTORS ETF TR         EM LC CURR DBT   57060U522  18,781   684,039  SH        SOLE                60,867     0      623,172
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100  12,383   226,831  SH        SOLE                22,013     0      204,818
MARKET VECTORS ETF TR         HG YLD MUN ETF   57060U878     877    30,033  SH        SOLE                     0     0       30,033
SPDR GOLD TRUST               GOLD SHS         78463V107  34,814   238,449  SH        SOLE                12,891     0      225,558
SPDR INDEX SHS FDS            S&P EMKTSC ETF   78463X756  33,742   620,956  SH        SOLE                53,052     0      567,904
SPDR INDEX SHS FDS            S&P INTL SMLCP   78463X871  18,877   594,381  SH        SOLE                53,627     0      540,754
SWEDISH EXPT CR CORP          ROG TTL ETN 22   870297801   6,507   708,054  SH        SOLE                30,423     0      677,631
VANGUARD SCOTTSDALE FDS       SHRT-TERM CORP   92206C409  13,546   172,892  SH        SOLE                 7,383     0      165,509
TOTAL                                                    430,657